DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2013
Interest rate swap contracts | Tenigal S. de R.L. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 100,000,000
Derivative, average fixed interest rate		1.92%
Non-deliverable forward contract | Ternium Argentina S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0
Non-deliverable forward contract | Ternium Colombia S.A.S
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,600,000
Non-deliverable forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	120,000,000
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	28,500,000
Forward contract | Ternium Investments S.à.r.l.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Forward contract | Ternium del Atlantico S.A.S
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Swap contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 5,800,000